Other investments	12 Months Ended
Dec. 31, 2025
Other investments
Other investments

22.  Other investments

Other investments consist of the following:

	December 31, 2025	December 31, 2024
Other investments - current
0.25% US treasury bills - at amortised cost	—	18,463
0% US treasury bills - at amortised cost	15,440	5,294
0.75% US treasury bills - at amortised cost	24,815
iShares USD Treasury Bond 0-1yr UCITS ETF - at fair value through profit or loss	5,153	—
	45,408	23,757
Other investments - non-current
1.7% federal bonds German Government - at fair value through other comprehensive income	3,341	3,015
iShares 20+ Year Treasury Bond ETF (TLT) - at fair value through profit or loss	13,074	13,100
	16,415	16,115

Debt securities classified as fair value through other comprehensive income, denominated in EUR mature in 2032.

1-3 Month T-Bill ETF does not have a specific maturity date. It rolls over bonds to maintain exposure to the 20+ year segment of the relevant market.